This is filed pursuant to Rule 497(e).

AllianceBernstein Trust
File Nos. 333-51938 and 811-10221.

AllianceBernstein Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126.

AllianceBernstein Focused Growth & Income Fund, Inc.
File Nos. 333-90261 and 811-09687.

AllianceBernstein Balanced Shares, Inc.
File Nos. 2-10988 and 811-00134.

AllianceBernstein Utility Income Fund, Inc.
File Nos. 33-66630 and 811-07916.

AllianceBernstein Real Estate Investment Fund, Inc.
File Nos. 333-08153 and 811-07707.

[LOGO] AllianceBernstein(R)
       Investment Research and Management

                                              ALLIANCEBERNSTEIN VALUE FUNDS
                                              -AllianceBernstein Value Fund
                                -AllianceBernstein Small/Mid Cap Value Fund
                                  -AllianceBernstein Growth and Income Fund
                            -AllianceBernstein Focused Growth & Income Fund
                                         -AllianceBernstein Balanced Shares
                                     -AllianceBernstein Utility Income Fund
                             -AllianceBernstein Real Estate Investment Fund
                                -AllianceBernstein International Value Fund
                                       -AllianceBernstein Global Value Fund
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                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 JANUARY 4, 2006

On November 15 and December 6, 2005, the shareholders of the AllianceBernstein Value Funds (the "Funds") elected directors/trustees for the Funds. The shareholders also approved changes to the charters and fundamental investment policies of each Fund. These changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds.

The shareholders also approved the reclassification of the investment objective for each Fund (other than AllianceBernstein Balanced Shares) as non-fundamental and, for certain Funds, changes to the investment objective as listed below. Changes in investment objective may now be made at the discretion of each Fund's Board, without incurring the costs of obtaining shareholder approval. Shareholders will be provided at least 60 days' advance notice of any such change. The investment objective of AllianceBernstein Balanced Shares is already non-fundamental and does not require shareholder approval.

The table below outlines each Fund's previous investment objective and the approved change to that objective.

Fund                                  Previous Investment Objective     Approved Investment Objective
----                                  ------------------------------    -----------------------------
AllianceBernstein Growth              o    Appreciation                 o  Long-term growth
and Income Fund                            through investments             of capital.
                                           primarily in
                                           dividend-paying common
                                           stocks of good
                                           quality, although the
                                           Fund may invest in
                                           fixed-income and
                                           convertible securities.

AllianceBernstein Focused             o    Long-term growth             o  Long-term growth of capital.
Growth & Income Fund                       of capital through the
                                           application of a
                                           disciplined
                                           value-oriented
                                           investment process.

AllianceBernstein Balanced Shares     o    High return                  o  Total return consistent with
                                           through a combination           reasonable risk, through a combination
                                           of current income and           of income and long-term growth of
                                           capital appreciation.           capital.

AllianceBernstein Utility             o    Current income and           o  Current income and long-term
Income Fund                                capital appreciation            growth of capital.
                                           by investing primarily
                                           in equity and
                                           fixed-income
                                           securities of
                                           companies in the
                                           utilities industry.

AllianceBernstein Real Estate         o    Total return from            o  Total return from long-term growth
Investment Fund                            long-term growth of             of capital and income.
                                           capital and income
                                           principally through
                                           investing in equity
                                           securities of
                                           companies that are
                                           primarily engaged in
                                           or related to the real
                                           estate industry.

None of the changes described above is expected to cause any significant change in the management of the Funds.

The changes are expected to take effect on February 1, 2006.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

This Supplement should be read in conjunction with the Prospectus for the AllianceBernstein Value Funds dated March 1, 2005, offering Class A, Class B, Class C and Advisor Class shares of the above-referenced Funds and the Prospectus dated March 1, 2005, offering Class A, Class R, Class K and Class I shares of the above-referenced Funds.

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(R) This mark is used under license from the owner, Alliance Capital Management
L.P.

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